Common Shares - Narrative (Details) - CAD CAD / shares in Units, shares in Thousands, CAD in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Oct. 13, 2016
Class of Stock [Line Items]
Private Offering			CAD 669	CAD 92
Private placement share consideration price (CAD per share)					CAD 40.96
Common Shares
Class of Stock [Line Items]
Private Offering			CAD 673	CAD 95
Common Shares | Private Offering
Class of Stock [Line Items]
Private Offering (shares)	12,200	0	12,195
Private Offering	CAD 500	CAD 0	CAD 500
Private placement share consideration price (CAD per share)	CAD 41